Long-Term Debt - Summary of Long Term Debt (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 933.7	$ 739.6
Less current portion	48.5	198.2
Long-term portion	885.2	541.4
Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	76.8	60.8
Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	528.6	209.9
Term loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	308.8	458.5
Finance lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 19.5	$ 10.4